Income Taxes (Details) - Schedule of canadian non-capital losses	12 Months Ended
Dec. 31, 2022 USD ($)
2039 [Member]
Finite-Lived Intangible Assets [Line Items]
Amount of non capital loss	$ 83,738
2041 [Member]
Finite-Lived Intangible Assets [Line Items]
Amount of non capital loss	4,487,358
2042 [Member]
Finite-Lived Intangible Assets [Line Items]
Amount of non capital loss	20,897,617
Indefinite [Member]
Finite-Lived Intangible Assets [Line Items]
Amount of non capital loss	$ 47,341,455